Variable Interest Entities (Consolidated VIEs) (Details) $ in Thousands	Dec. 31, 2022 USD ($) variable_interest_entities	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Consolidated VIE assets	$ 73,183,599	$ 80,543,622
Consolidated VIE liabilities	70,812,849	72,804,905
Variable Interest Entity, Primary Beneficiary, Real Estate Investments
Variable Interest Entity [Line Items]
Consolidated VIE assets	1,095,267	363,229
Consolidated VIE liabilities	$ 78,244	20,168
Variable Interest Entity, Primary Beneficiary, Real Estate Investments, Residential Real Estate
Variable Interest Entity [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	4
Variable Interest Entity, Primary Beneficiary, Real Estate Investments, Commercial Real Estate
Variable Interest Entity [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	1
Variable Interest Entity, Primary Beneficiary, Real Estate Limited Liability Companies
Variable Interest Entity [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	2
Consolidated VIE assets	$ 66,258	0
Consolidated VIE liabilities	$ 287	0
Variable Interest Entity, Primary Beneficiary, Limited Partnership Funds
Variable Interest Entity [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	2
Consolidated VIE assets	$ 620,741	168,711
Consolidated VIE liabilities	$ 113	0
Variable Interest Entity, Primary Beneficiary, Limited Partnership Funds, Infrastructure Credit Assets
Variable Interest Entity [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	1
Variable Interest Entities
Variable Interest Entity [Line Items]
Consolidated VIE assets	$ 1,782,266	531,940
Consolidated VIE liabilities	$ 78,644	$ 20,168